Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 24, 2025	Mar. 12, 2025	Mar. 11, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Accounts receivable, net of allowances	$ 30				$ 0	$ 75
Preferred stock, par value (in dollars per share)	$ 0.001				$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	1,000,000				1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0				0	0
Preferred stock, shares outstanding (in shares)	0				0	0
Common stock, par value (in dollars per share)	$ 0.001				$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	50,000,000				50,000,000	50,000,000
Common stock, shares issued (in shares)	4,806,776				2,368,072	1,979,413
Common stock, shares outstanding (in shares)	4,806,776	2,379,508	2,379,508	23,796,200	2,368,072	1,979,413